UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25
SEC FILE NUMBER
000-30646

NOTIFICATION OF LATE FILING
FORM 10-KSB

CUSIP NUMBER 456132 10 9
For Period Ended: June 30, 2005

[Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.]

PART I - REGISTRANT INFORMATION

Industrial Enterprises of America, Inc.
(formerly Advanced Bio/Chem, Inc.)
711 Third Avenue, Suite 1505
New York, New York 10017

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]
(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]	(c) The accountant's statement or other exhibit required by Rule 12b-25 has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Company’s acting comptroller is based in Galveston County, Texas, which had been evacuated in September 2005 due to Hurricane Rita. Consequently, the Company’s management requires additional time to complete the Company’s financial statements and Management’s Discussion and Analysis.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

John Mazzuto	(212) 490-3100

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the Registrant was required to file such reports) been filed?
If answer is no, identify report(s).     [ ] Yes   [X]  No

The Registrant is late in filing the financial information and pro forma financial results on an amendment to a Current Report on Form 8-K. The original Form 8-K (filed with the Commission on July 18, 2005) was due on July 6, 2005.

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[X] Yes    [  ]  No

Since the last reported fiscal year the Company has acquired EMC Packaging, Inc. The results of operations are consistent with quarterly reports filed during the year but will be significantly different from the results of operations filed for the fiscal year ended June 30, 2004.

Industrial Enterprises of America, Inc. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Industrial Enterprises of America, Inc.
Date: October 3, 2005
By: /s/ John D. Mazzuto
Name John D. Mazzuto
Title: Vice Chairman of the Board and Assistant Secretary